Events after the reporting date	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting date
Subsequent events up to the date the consolidated financial statements were authorized for issue were as follows:
At its meeting of February 2, 2021, the Board of Directors granted to employees 125,248 restricted share awards representing 31,312 ADS with vesting over four years, and 96,000 warrants to consultants representing 24,000 ADS; no grants were made to executive management.
During the three months ended March 31, 2021, Nokomis Capital converted part of the 2015 note with a total principal value of $7,750,000 plus accrued interest and conversion bonus of $4,536,438 into a total of 7,227,308 ordinary shares (representing 1,806,827 ADS).
On February 2, 2021, the board of director approved a consultancy services agreement with ABLE France, a company owned by Yves Maitre, member of the board of directors, for services in business development.
On March 5, 2021, the Company executed an agreement with Bpifrance that provides funding to the Company in the context of a long-term research project named CRIIOT, estimated to be completed over a 33-month period. The total value of the project is €5,615,000 ($6,890,000 using exchange rate as of December 31, 2020) in the form of a grant. The funding will be paid in three installments: €1,404,000 ($1,723,000 using exchange rate as of December 31, 2020) after the signature of the contract, expected to be received in Q2 2021; €2,808,000 ($3,445,000 using exchange rate as of December 31, 2020) between October 26, 2021 and October 26, 2022 based on achievement of milestones and the remaining amount of €1,403,000 ($1,722,000 using exchange rate as of December 31, 2020) at the end of the contract.